INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of income tax payables	Current income tax payable consisted of the following items as of December 31:

	2025	2024

Current tax payable	19	23
Total income tax payable	19	23

Schedule of income tax expense
Income tax expense consisted of the following for the year ended December 31:

	2025	2024	2023

Current income taxes
Current year	(66)	(64)	(67)
Total current income taxes	(66)	(64)	(67)
Deferred income taxes
Movement of temporary differences and losses	(8)	—	2
Total deferred tax (expense) / benefit	(8)	—	2
Income tax expense	(74)	(64)	(65)

Schedule of reconciliation between statutory and effective income tax	Following the formation of the Group's headquarters in UAE during 2025, the applicable statutory tax rate is 9% for the year ended December 31, 2025 (Dubai, United Arab Emirates) compared to 25.8% for the years ended December 31, 2024 and 2023 (the Netherlands):

	2025	2024	2023	Explanatory notes

Profit before tax	198	347	346
Income tax expense at statutory tax rate 2025: 9% (2024/2023: 25.8%)	(18)	(90)	(89)	The Company is in the process of obtaining a Qualified Freezone Entity status with 0% tax rate, the analysis considers the statutory tax rate in UAE of 9% as the base for ETR reconciliation
Difference due to the effects of:
Different tax rates in different jurisdictions	(44)	27	27
The Group operates in jurisdictions with income tax rates different from the UAE statutory rate of 9%. Profits generated in Ukraine are subject to an 18% income tax rate, which is higher than the UAE rate and therefore increases the Group’s effective tax rate and tax expense. One-time listing cost of US$162 incurred in 2025 - lowering PBT, impacting tax at UAE statutory tax rate of 9% (US$15 impact).

Withholding tax	(1)	—	—	WHT are recognized to the extent that dividends are expected to be paid in the foreseeable future.
Non-deductible expenses	(4)	(1)	(3)	The non-deductible expenses of US$4 are mainly driven by non-deductible personnel expenses
Other	(7)	—	—	Adjustments relating to prior tax periods and consolidation effects, including assessed tax risks and other tax-versus-book differences.
Income tax expense	(74)	(64)	(65)
Effective tax rate	37.4%	18.4%	18.8%

Schedule of deferred tax assets and liabilities in the statement of financial position	The Group reported the following deferred tax liabilities in the statement of financial position as of December 31:

	2025	2024

Deferred tax liabilities	(21)	(6)

Net deferred tax position	(21)	(6)

Schedule of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2025:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Acquired in business combinations	Closing balance
Property and equipment	(10)	(9)	—	(19)
Intangible assets	(2)	2	(7)	(7)
Trade receivables	2	1	—	3
Provisions	1	—	—	1
Accounts payable	1	—	—	1
Other	2	(2)	—	—
Net deferred tax positions	(6)	(8)	(7)	(21)
The following table shows the movements of net deferred tax positions in 2024:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	(5)	(5)	(10)
Intangible assets	(4)	2	(2)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	1	—	1
Other	—	2	2
Net deferred tax positions	(5)	(1)	(6)

Schedule of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards	The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2025	Indefinite	Total

Tax losses expiry
Non-recognized losses	(168)	(168)
Non-recognized DTA	15	15

Other credits carried forward expiry
Non-recognized credits	—	—
Non-recognized DTA	—	—

As of December 31, 2024	Indefinite	Total

Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—

Non-recognized losses	(253)	(253)
Non-recognized DTA	65	65

Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—

Non-recognized credits	(303)	(303)
Non-recognized DTA	78	78